                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4893
                  --------------------------------------------

                              THE TAIWAN FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 FRANKLIN STREET
                                BOSTON, MA 02110
               --------------------------------------------------
               (Address of principal executive offices)(Zip code)


   (Name and Address of Agent for Service)               Copy to:

            The Taiwan Fund, Inc.              Leonard B. Mackey, Jr., Esq.
   c/o State Street Bank and Trust Company       Clifford Chance U.S. LLP
        Attention: Mary Moran Zeven,               31 West 52nd Street
            Assistant Secretary                  New York, New York 10019
            225 Franklin Street
              Boston, MA 02110

Registrant's telephone number, including area code:  (800) 636-9242

Date of fiscal year end:  August 31, 2005

Date of reporting period:  November 30, 2005

ITEM 1:  SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.
Investments/November 30, 2005 (Showing Percentage of Total Value of Investment in Securities) (unaudited)
--------------------------------------------------------------------------------


                                                                                US$
                                                                               VALUE
                                                           SHARES             (NOTE C)
                                                       ---------------     ---------------
COMMON STOCKS -- 95.0%
BASIC INDUSTRIES -- 9.6%
IRON & STEEL -- 4.9%
China Steel Corp.                                           16,460,000     $    12,327,013
                                                                           ---------------
PETROLEUM SERVICES -- 2.8%
Formosa Petrochemical Corp.                                  3,800,000           6,916,203
                                                                           ---------------
PLASTICS -- 1.9%
Nan Ya Plastics Corp.                                        4,002,000           4,818,090
                                                                           ---------------
TOTAL BASIC INDUSTRIES                                                          24,061,306
                                                                           ---------------
FINANCE -- 6.9%
FINANCIAL SERVICES -- 6.9%
Cathay Financial Holding Co. Ltd.                            5,000,000           9,055,511
Chinatrust Financial Holding Co. Ltd.                       10,166,972           8,175,319
                                                                           ---------------
TOTAL FINANCE                                                                   17,230,830
                                                                           ---------------
TECHNOLOGY -- 77.0%
ELECTRONIC COMPONENTS -- 11.9%
Catcher Technology Co Ltd                                      500,000           3,535,678
Kinsus Interconnect Technology Corp.                         3,450,000           8,543,808
Phoenix Precision Technology Corp. (a)                       2,000,000           3,198,520
Silitech Technology Corp.                                    1,000,000           3,878,802
Tripod Technology Corp.                                      4,560,000          10,626,009
                                                                           ---------------
                                                                                29,782,817
                                                                           ---------------
ELECTRONICS -- 8.7%
Asia Optical Co In Twd10                                       879,000           5,389,581
Cheng Uei Precision Industry Co. Ltd.                        3,300,000          11,027,734
Merry Electronics Co. Ltd.                                   2,400,000           5,377,810
                                                                           ---------------
                                                                                21,795,125
                                                                           ---------------
IC DESIGN -- 11.4%
CHIPBOND Technology Corp.                                    2,000,000           3,109,009
MediaTek, Inc.                                               1,980,000          20,706,539
RichTek Technology Corp.                                     1,470,000           4,649,192
                                                                           ---------------
                                                                                28,464,740
                                                                           ---------------
MEMORY IC -- 3.2%
Powerchip Semiconductor Corp.                               14,368,000           7,930,898
                                                                           ---------------
PC & PERIPHERALS -- 17.8%
Asustek Computer, Inc.                                       4,100,000          11,621,488
Foxconn Technology Co. Ltd.                                  1,540,000           7,168,027
Hon Hai Precision Industry Co. Ltd. (a)                      3,104,222          15,699,173
Simplo Technology Co. Ltd.                                   2,855,000           6,618,833
Waffer Technology Co. Ltd.                                   3,686,000           3,497,331
                                                                           ---------------
                                                                                44,604,852
                                                                           ---------------
SEMICONDUCTOR MANUFACTURING -- 12.7%
Novatek Microelectronics Corp. Ltd.                          1,300,000           7,078,814
Powertech Technology Inc.                                    1,795,000           5,270,039
Siliconware Precision Industries Co. (a)                     7,000,000           7,424,923


                                                                                US$
                                                                               VALUE
                                                           SHARES             (NOTE C)
                                                       ---------------     ---------------
Taiwan Semiconductor Manufacturing Co.                       6,800,976     $    12,073,759
United Microelectronics Corp. Ltd.                                 683                 381
                                                                           ---------------
                                                                                31,847,916
                                                                           ---------------
TELECOMMUNICATIONS -- 4.3%
Chunghwa Telecom Co. Ltd.                                    3,600,000           6,122,540
Zyxel Communications Corp.                                   2,500,000           4,527,756
                                                                           ---------------
                                                                                10,650,296
                                                                           ---------------
TFT-LCD -- 7.0%
Au Optronics Corp.                                           6,213,000           8,898,092
Chi Mei Optoelectronics Corp.                                3,000,000           3,647,566
Radiant Opto-Electronics Corp.                               1,962,000           4,882,243
                                                                           ---------------
                                                                                17,427,901
                                                                           ---------------
TOTAL TECHNOLOGY                                                               192,504,545
                                                                           ---------------
TRANSPORTATION -- 1.5%
TRANSPORTATION -- 1.5%
Yang Ming Marine Transport                                   6,000,000           3,768,406
                                                                           ---------------
TOTAL COMMON STOCKS
  (Identified Cost -- $176,594,006)                                            237,565,087
                                                                           ---------------


                                                          PRINCIPAL
                                                           AMOUNT
                                                             NT$
                                                       ---------------
CERTIFICATE OF DEPOSIT -- 1.2%
Taishin International Bank (b)                              99,789,305           2,977,407
                                                                           ---------------
COMMERCIAL PAPER -- 3.8%
Bai Ding Investment(b)
1.36%, 12/21/05                                             10,000,000             298,118
Cathay United Commercial Bank(b)
1.35%, 12/09/05                                             47,897,021           1,429,101
China Airlines(b)
1.41%, 03/24/06                                             99,300,108           2,962,812
China Bills Finance Corp.(b)
1.31%, 12/02/05                                              9,981,078             297,805
China Develop Bank Chiau Branch(b)
1.40%, 02/23/06                                             10,000,000             297,373
China Trust Commercial Bank(b)
1.35%, 12/16/05                                             19,979,395             596,124
E Sun(b)
1.36%, 01/12/06                                             10,000,000             299,706
E. Sun Bank(b)
1.37%, 09/01/06                                             50,202,143           1,497,878
Far Eastern International Bank(b)
1.36%, 01/12/06                                             10,000,000             299,683
Grand Bills Finance Corp.
1.3200%, 12/08/2005(b)                                      24,975,425             745,190



                      See Notes to Schedule of Investments.

--------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                                             NT$
                                                       ---------------
  1.3500%, 03/24/2006(b)                               $    24,864,505     $       741,881
TOTAL COMMERCIAL PAPER
  (Identified Cost -- $9,488,645)                                                9,465,671
                                                                           ---------------
TOTAL INVESTMENTS -- 100.0%
  (Cost -- $189,072,548*)                                                  $   250,008,165
                                                                           ===============



                     See Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

      (a)   Non-income producing

      (b) Certificates of Deposit and Commercial Paper that are traded through Bills Finance Corporations must be guaranteed by either a bank, a trust company or a Bills Finance Corporation. Since there is no recognized credit rating system in the Republic of China, the guarantee may not be comparable to a guarantee issued by a U.S. institution.

      (c) All securities, including those traded over-the-counter for which market quotations are readily available, are valued at the last sales price prior to the time of determination of the Fund's net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors may prescribe. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

      * At November 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $66,464,544 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,528,926 and net appreciation for financial reporting purposes was $60,935,618. At November 30, 2005, aggregate cost for financial reporting purposes was $189,072,548.

ITEM 2. CONTROLS AND PROCEDURES

 (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

The certification required by Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), as amended, is attached as an exhibit to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


THE TAIWAN FUND, INC.

By: /s/ Benny T. Hu
    ------------------------------------
    Benny T. Hu
    President of The Taiwan Fund, Inc.

Date: January 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adelina Louie
    ------------------------------------
    Adelina Louie
    Treasurer of The Taiwan Fund, Inc.

Date: January 19, 2006


By: /s/ Benny T. Hu
    ------------------------------------
    Benny T. Hu
    President of The Taiwan Fund, Inc.

Date: January 27, 2006